Schedule of investments
Delaware Ivy Small Cap Growth Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.67%
Communication Services — 2.72%
Gray Television *	448,682	$ 7,578,239
Nexstar Media Group Class A	234,207	38,147,636
		45,725,875
Consumer Discretionary — 14.96%
Boot Barn Holdings †	210,793	14,525,746
Churchill Downs	105,992	20,300,648
EVgo *, †	1,211,839	7,283,152
Fox Factory Holding †	331,072	26,664,539
Malibu Boats Class A *, †	206,853	10,903,222
Marriott Vacations Worldwide	330,634	38,419,671
Monarch Casino & Resort †	409,172	24,006,121
Red Rock Resorts Class A	949,932	31,689,731
Texas Roadhouse	352,069	25,771,451
Visteon †	289,810	30,018,520
Wyndham Hotels & Resorts	329,259	21,638,901
		251,221,702
Consumer Staples — 4.93%
BJ's Wholesale Club Holdings †	700,368	43,646,934
Duckhorn Portfolio †	886,501	18,669,711
MGP Ingredients *	158,557	15,869,970
Sovos Brands *, †	289,140	4,588,652
		82,775,267
Energy — 4.00%
Cactus Class A *	698,231	28,117,762
Liberty Energy Class A †	655,482	8,363,950
Northern Oil and Gas *	523,621	13,226,667
SM Energy	508,326	17,379,666
		67,088,045
Financials — 5.78%
Focus Financial Partners Class A †	330,831	11,268,104
Kinsale Capital Group	116,166	26,676,360
Pinnacle Financial Partners	268,892	19,443,581
Seacoast Banking	604,935	19,987,052
Veritex Holdings	674,674	19,740,961
		97,116,058
Healthcare — 24.34%
AMN Healthcare Services †	162,224	17,797,595
Axonics *, †	611,440	34,650,305
CareDx †	1,370,845	29,445,751
CryoPort *, †	1,286,165	39,845,392
Evolent Health Class A *, †	494,327	15,180,782
Harmony Biosciences Holdings *, †	444,361	21,671,486
Inmode †	727,924	16,312,777
Insmed †	497,054	9,801,905
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Lantheus Holdings †	275,688	$ 18,203,679
Omnicell †	368,994	41,973,068
Pacira BioSciences *, †	556,720	32,456,776
PetIQ <<, †	988,196	16,591,811
Privia Health Group *, †	515,320	15,006,118
Progyny *, †	823,616	23,926,045
PTC Therapeutics †	287,524	11,518,211
Tandem Diabetes Care †	465,559	27,556,437
Veracyte *, †	461,956	9,192,924
Vericel †	1,089,718	27,439,099
		408,570,161
Industrials — 16.34%
Air Transport Services Group †	854,666	24,554,554
ASGN †	113,446	10,238,502
Casella Waste Systems Class A †	402,115	29,225,718
Clean Harbors †	420,123	36,832,183
EnerSys	445,434	26,262,789
Evoqua Water Technologies †	555,571	18,061,613
John Bean Technologies	118,070	13,037,289
Kirby †	392,045	23,852,018
Knight-Swift Transportation Holdings	599,547	27,753,031
Kornit Digital †	358,530	11,365,401
RBC Bearings †	128,086	23,689,506
Valmont Industries	130,938	29,412,603
		274,285,207
Information Technology — 24.85%
Allegro MicroSystems †	1,519,616	31,440,855
Box Class A †	530,019	13,324,678
BTRS Holdings *, †	1,661,474	8,274,141
CyberArk Software †	150,719	19,286,003
Domo Class B †	773,033	21,490,317
Five9 *, †	322,893	29,428,468
ForgeRock Class A *, †	367,501	7,871,871
Globant †	244,753	42,587,022
Jamf Holding *, †	229,278	5,679,216
Onto Innovation †	219,033	15,275,362
Paycor HCM *, †	1,359,224	35,339,824
Power Integrations	122,446	9,184,675
Shift4 Payments Class A †	853,469	28,215,685
SiTime †	244,876	39,922,134
Smartsheet Class A †	615,285	19,338,408
Sprout Social Class A *, †	116,158	6,745,295
Tenable Holdings †	684,071	31,063,664
Varonis Systems †	591,498	17,342,721
Viavi Solutions †	2,671,467	35,343,508
		417,153,847
NQ-IV002 [6/22] 8/22 (2352419)    1

Schedule of investments
Delaware Ivy Small Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Materials — 1.03%
Allegheny Technologies †	680,262	$ 15,448,750
Carpenter Technology	66,853	1,865,867
		17,314,617
Real Estate — 0.72%
Ryman Hospitality Properties †	158,274	12,033,572
		12,033,572
Total Common Stocks (cost $1,657,684,468)		1,673,284,351

Short-Term Investments — 0.83%
Money Market Mutual Fund — 0.83%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	13,913,925	13,913,925
Total Short-Term Investments (cost $13,913,925)		13,913,925

Total Value of Securities Before Securities Lending Collateral—100.50% (cost $1,671,598,393)		1,687,198,276

Securities Lending Collateral — 1.89%
Money Market Mutual Fund — 1.89%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	31,784,358	31,784,358
Total Securities Lending Collateral (cost $31,784,358)		31,784,358

Total Value of Securities—102.39% (cost $1,703,382,751)		1,718,982,634■
Value (US $)

Obligation to Return Securities Lending Collateral — (1.89%)	(31,784,358)
Liabilities Net of Receivables and Other Assets — (0.49%)	(8,261,149)
Net Assets Applicable to 121,474,703 Shares Outstanding—100.00%	$1,678,937,127
*	Fully or partially on loan.
†	Non-income producing security.
<<	Affiliated company.
■	Includes $72,373,228 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $43,100,847.

2    NQ-IV002 [6/22] 8/22 (2352419)